EQUITY INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2021
EQUITY INVESTMENTS
Schedule of long-term investments
The following long-term investments were accounted for under the equity method as of June 30, 2020 and 2021 as indicated:

June 30, 2020	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$21,816	4,069	—	—	25,885
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	749	5,263	—	—	6,012
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,395	—	(1,395)	—	—
China Techenergy Co., Ltd.	40.00%	—	7,919	—	—	7,919
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	3,993	(3,993)	—		—
Hunan LingXiang Maglev Technology Co., Ltd.	19.00%	1,415	(330)	—	—	1,085
Beijing AIRmaker Technology Co., Ltd.	20.00%	141	(15)	—	—	126
Southcon Development Sdn Bhd.	30.00%	211	(105)	—	—	106
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	424	(424)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—

		$30,144	12,384	(1,395)	—	41,133

June 30, 2021	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$23,874	5,741	—	—	29,615
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	820	6,677	—	—	7,497
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	9,754	(163)	—	—	9,591
China Techenergy Co., Ltd.	40.00%	—	11,811	—	—	11,811
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	4,369	(4,369)	—		—
Hunan LingXiang Maglev Technology Co., Ltd.	17.67%	1,548	(141)	—	—	1,407
Beijing AIRmaker Technology Co., Ltd.	20.00%	155	(18)	—	—	137
Southcon Development Sdn Bhd.	30.00%	219	(111)	—	—	108
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	464	(464)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—

		41,203	18,963	—	—	60,166